Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Equity Incentive Awards
Our primary objectives in granting long-term equity incentive awards are to encourage significant ownership of our common stock by management and to provide long-term financial incentives linked directly to our long-term performance. The Compensation Committee believes that significant ownership of our common stock by senior management helps to align the interests of management and the shareholders. While our fiscal year 2025 long-term incentive mix does not include performance-vested equity, the Compensation Committee is evaluating potential enhancements to our program over time, including the use of additional performance-based vehicles and the adoption of formal stock ownership guidelines for senior executives, to further strengthen the link between realized pay and long-term shareholder value. The factors considered by the Compensation Committee when determining the size of each named executive officer’s annual equity award include each executive’s performance, previous grant history and stock ownership level, and comparison to our peer group and other market data. After taking into account the overall position of the Company during the year, the Compensation Committee made grants of long-term incentive awards, consisting of a combination of RSUs and stock options to its executives in 2025, each of which vests over a four-year period. The awards granted are summarized in the table below.

Name	Number of Stock Options	Number of RSUs
Dr. Helen Sabzevari	1,000,000	500,000
Harry Thomasian Jr.	350,000	175,000

Name	Number of Stock Options	Number of RSUs
Donald P. Lehr	250,000	125,000
Rutul R. Shah	360,000	180,000
Phil Tennant	250,000	125,000

Although we do not currently have a formal policy with respect to the grant of equity incentive awards to our executive officers, or any formal equity ownership guidelines applicable to them, we believe that equity grants provide our executives with a strong link to our long-term performance, create an ownership culture, and help to align the ownership interests of our executives and our shareholders. The Compensation Committee continues to work closely with its independent compensation consultant to review and evaluate the Company’s approach to long-term equity incentive compensation for its executive officers in a manner that promotes long-term shareholder interests. The Compensation Committee believes that broad and significant employee ownership of our common stock effectively motivates the building of shareholder wealth.
We typically grant equity awards upon an employee’s hire. In addition, equity awards may also be granted annually, generally within the first five months of the fiscal year. The Compensation Committee selects this timing because it enables them to consider the Company and its employees’ prior year performance and to incentivize the employees to deliver on the Company’s strategic objectives for the new fiscal year. Stock options and RSU awards granted by the Company generally vest over four years and stock options have a ten-year contractual term. Unless otherwise agreed to by us with respect to a termination without “cause” or for “good reason,” vesting rights generally cease upon termination of employment and employees have three months in which to exercise vested options, except in the case of death, disability or retirement (subject to a one-year limitation).
We grant stock options at an exercise price and RSUs with a grant price equal to the closing price on the Nasdaq Global Market of our common stock on the date of the grant. Our Board of Directors has delegated to our Chief Executive Officer the authority to grant equity awards to non-executive employees upon joining our Company, and to make grants during each annual non-executive employee review cycle, generally coinciding with the timing of our equity grants to our NEOs. Our Board of Directors has reviewed and approved both the total number of shares that our Chief Executive Officer can grant under such equity awards, and the range of shares subject to such grants based on each employee’s position and organization level with the Company.
We have no program, practice or plan to grant stock options or restricted stock awards, in coordination with the release of material nonpublic information. We also have not timed the release of material nonpublic information for the purpose of affecting the value of stock options or other compensation, and we have no plan to do so. During 2025, we did not grant any equity awards to our executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.
We did not grant performance-based stock units (“PSUs”) to our NEOs in 2025 and there were no outstanding and unvested PSUs held by any of our NEOs as of December 31, 2025.

Award Timing Method
Although we do not currently have a formal policy with respect to the grant of equity incentive awards to our executive officers, or any formal equity ownership guidelines applicable to them, we believe that equity grants provide our executives with a strong link to our long-term performance, create an ownership culture, and help to align the ownership interests of our executives and our shareholders. The Compensation Committee continues to work closely with its independent compensation consultant to review and evaluate the Company’s approach to long-term equity incentive compensation for its executive officers in a manner that promotes long-term shareholder interests. The Compensation Committee believes that broad and significant employee ownership of our common stock effectively motivates the building of shareholder wealth.
We typically grant equity awards upon an employee’s hire. In addition, equity awards may also be granted annually, generally within the first five months of the fiscal year. The Compensation Committee selects this timing because it enables them to consider the Company and its employees’ prior year performance and to incentivize the employees to deliver on the Company’s strategic objectives for the new fiscal year. Stock options and RSU awards granted by the Company generally vest over four years and stock options have a ten-year contractual term. Unless otherwise agreed to by us with respect to a termination without “cause” or for “good reason,” vesting rights generally cease upon termination of employment and employees have three months in which to exercise vested options, except in the case of death, disability or retirement (subject to a one-year limitation).
We grant stock options at an exercise price and RSUs with a grant price equal to the closing price on the Nasdaq Global Market of our common stock on the date of the grant. Our Board of Directors has delegated to our Chief Executive Officer the authority to grant equity awards to non-executive employees upon joining our Company, and to make grants during each annual non-executive employee review cycle, generally coinciding with the timing of our equity grants to our NEOs. Our Board of Directors has reviewed and approved both the total number of shares that our Chief Executive Officer can grant under such equity awards, and the range of shares subject to such grants based on each employee’s position and organization level with the Company.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have no program, practice or plan to grant stock options or restricted stock awards, in coordination with the release of material nonpublic information. We also have not timed the release of material nonpublic information for the purpose of affecting the value of stock options or other compensation, and we have no plan to do so.
MNPI Disclosure Timed for Compensation Value	false